Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

19) Income Taxes

The components of loss before income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
United States	$(117,761)	$(96,544)
Foreign	(1,173)	(1,791)
Total	$(118,934)	$(98,335)

The components of the provision for income taxes for the years ended December 31, 2021 and 2020 are as follows:

	Year Ended December 31,
	2021	2020
Current expense:
Federal	$—	$—
State	8	—
Foreign	181	18
Total current expense:	$189	$18
Deferred expense:
Federal	$—	$—
State	—	—
Foreign	(516)	11
Total deferred expense:	$(516)	$11
Total income tax expense	$(327)	$29

The components of deferred tax assets / (liabilities) as of December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
Reserves and accruals	$310	$114
Investment in Ay Dee Kay, LLC	41,788	—
Net operating loss (“NOL”) carryforwards	11,493	1,071
Total Deferred Tax Assets before Valuation Allowance	53,591	1,185
Valuation Allowance	(53,430)	(1,040)
Deferred Tax Assets – net of Valuation Allowance	161	145

Fixed Assets	$(56)	$(33)
Intangibles	(21,269)	(145)
Total Deferred Tax Liabilities	(21,325)	(178)
Net Deferred Tax Liabilities	$(21,164)	$(33)

Changes in the valuation allowance for deferred tax assets during the years ended December 31, 2021 and 2020, are as follows:

	2021	2020
Valuation Allowance as on January 1st	$1,040	$617
Increases recorded to tax provision	52,390	423
Decreases recorded as a benefit to income tax provision	—	—
Valuation Allowance as on December 31st	$53,430	$1,040

As of December 31, 2021, the Company has $11,037 of deferred tax assets in domestic NOLs. This was composed of U.S. Federal NOLs of $37,791, which have an indefinite carry-forward pursuant to the Tax Cuts and Jobs Act of 2017 and $36,081 of California NOLs, which have a carry-forward period of 20 years. Due to the California NOL suspension of tax years 2020 through 2022, the California 2021 NOL will be extended by one year to account for the 2022 suspension year. The Company also has $4,418 of NOLs in China which have a 5-year carry-forward period.

At December 31, 2021, the Company also has a foreign R&D Tax Credits in Canada in the amount of $895, which have a carry-forward period of up to 20 years. In addition to the NOL carryforwards and tax credits, the Company’s other significant deferred tax asset is its investment in ADK in the amount of $41,788 (net of federal tax benefit). This is based on the difference between the book carrying value of the investment and the tax basis in the investment pursuant to tax law.

In evaluating its ability to realize its net deferred tax assets, the Company considered all available positive and negative evidence, such as past operating results, forecasted earnings, prudent and feasible tax planning strategies, and the future realization of the tax benefits of existing temporary differences in accordance with the relevant accounting guidance under ASC 740. The Company has concluded that it is not possible to reasonably quantify future taxable income. Further, when considering its history of generating net operating losses, management concluded that it is more likely than not that some or all of the Company’s domestic deferred assets will not be realized and has established a full valuation allowance for U.S. domestic deferred tax assets. A similar conclusion regarding China and Hong Kong operations conducted through Wuxi and its subsidiaries have been reached. As a result, the Company continues to maintain a full valuation allowance as of December 31, 2021 and 2020 for its China operations. The Company’s net deferred tax liability position is the result of the UK, Israel and Canada operations.

The Company does not provide for foreign income and withholding, U.S. Federal, or state income taxes expense or tax benefits for the difference between the financial reporting basis over the tax basis of its investments in foreign subsidiaries to the extent such amounts are indefinitely reinvested to support operations and continued growth plans outside the U.S. The Company reviews its indefinite reinvestment assertion on a quarterly basis and evaluates its plans for reinvestment. This includes a review of the Company’s ability to control repatriation, its ability to mobilize funds without triggering basis differences, and the profitability of U.S. operations, their cash requirements and the need, if any, to repatriate funds. If the Company’s intent and ability with respect to reinvestment of earnings of non-U.S. subsidiaries changes, deferred U.S. income taxes, foreign income taxes, and foreign withholding taxes may have to be accrued. The Company will file a federal income tax return and various state income tax returns in the United States going forward. As a newly formed entity, indie Inc.’s first income tax filings will be for the tax year ending December 31, 2021. However, ADK LLC will continue to file a partnership return as it has historically and ADK LLC tax returns for years 2018-2020 remain open to examination by the IRS, and tax years 2017-2020 remain open to California State Tax examination.

A reconciliation of the federal statutory income tax rate to the effective tax rate for the years ended December 31, 2021 and 2020 are as follows:

	December 31,
	2021	2020
Income tax provision at U.S. statutory federal rate	$(25,509)	$(20,650)
State income tax provision, net of federal income tax effect	(5,891)	—
Foreign taxes provision	22	(72)
Noncontrolling interest	6,764	—
Valuation allowance reductions (increases)	24,150	470
Research and other tax credits	(270)	(37)
Tax benefits on vested and exercised equity awards	404	—
Partnership/non-taxable income	—	20,512
Other	3	(194)
Provision for income taxes	$(327)	$29

The calculation of the Company’s tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations for the jurisdictions in which it operates or does business in. A tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits.

The Company records tax positions as liabilities and adjusts these liabilities when its judgement changes as a result of the evaluation of new information not previously available. Because of the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company’s current estimate of the recognized tax benefit liabilities. These differences will be reflected as increases or decreases to income tax expense in the period in which new information is available. As of December 31, 2021 and 2020, the Company has not recorded any uncertain tax positions in its financial statements.

The Company records interest and penalties related to unrecognized tax benefits in provision of income taxes. As of December 31, 2021 and 2020, no accrued interest or penalties are recorded in the consolidated balance sheets, and the Company has not recorded any related expenses.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates and is subject to examinations by the various jurisdictions where applicable. There are currently no pending tax examinations. The Company’s tax years are still open under statute from 2018 to 2020 for Federal purposes and from 2017 to 2020 for California. Foreign tax statutes are generally three to five years. The company’s significant foreign taxing jurisdiction are Canada, UK, Hungary, China and Israel. The limitations periods in these jurisdictions are four-, one-, five-, three- and four-years respectively.